Offsets	Oct. 15, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PROCTER & GAMBLE Co
Form or Filing Type	S-3
File Number	333-249543
Initial Filing Date	Oct. 19, 2020
Fee Offset Claimed	$ 104,928.96
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock (without par value)
Unsold Securities Associated with Fee Offset Claimed | shares	8,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,148,223,518.96
Offset Note	(a) The Company previously registered 12,000,000 shares of Common Stock on a registration statement on Form S-3 (File No. 333-275069), which was initially filed with the U.S. Securities and Exchange Commission ("SEC") and automatically effective on October 18, 2023 (the "Prior Registration Statement"). As of the date of this registration statement, 8,000,000 shares of Common Stock (the "Unsold Securities") representing an aggregate offering amount of $1,148,223,518.96 (calculated based on the maximum aggregate offering price in effect at the time of the filing of the Prior Registration Statement) remain available for offer and sale. The registration fee and the filing fee previously paid in connection with unsold securities carried forward to the Prior Registration Statement totaled $196,707.98 (calculated at the applicable filing fee rate then in effect), of which $131,138.65 relates to the Unsold Securities and therefore is available to offset SEC registration fees. The Company hereby uses previously paid but unused registration fees associated with the Prior Registration Statement in the amount of $104,928.96 to fully offset the total registration fee due under this registration statement. The offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the effectiveness of this registration statement.
Termination / Withdrawal Statement
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PROCTER & GAMBLE Co
Form or Filing Type	S-3
File Number	333-249543
Filing Date	Oct. 19, 2020
Fee Paid with Fee Offset Source	$ 104,928.96
Offset Note	See Note 2a.